Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Disclosure [Line Items]
Net sales	¥ 228,384		¥ 217,091	¥ 218,358	¥ 211,276	¥ 875,109		¥ 709,270		¥ 682,320
Operating income						85,068		17,598		73,070
Depreciation						39,485		34,935		31,511
Total assets	1,165,918					1,165,918		1,005,417
Identifiable intangible assets and other fair value adjustments	11,626					11,626		12,502
Goodwill	154,927					154,927		132,775		80,525
Additions to property, plant and equipment						40,297		61,368		41,446
NCJ
Segment Reporting Disclosure [Line Items]
Additions to property, plant and equipment						1,884		1,991
Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Goodwill	7,645					7,645		6,994		6,109
Additions to property, plant and equipment						1,232		14,588
Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Goodwill	1,142					1,142		1,044		912
Additions to property, plant and equipment						712		710
NIDC (formerly NCD)
Segment Reporting Disclosure [Line Items]
Additions to property, plant and equipment						972		2,372
NILS (formerly NCS)
Segment Reporting Disclosure [Line Items]
Additions to property, plant and equipment						9		417
NIHC (formerly NCH)
Segment Reporting Disclosure [Line Items]
Additions to property, plant and equipment						6		5
NILF (formerly NCF)
Segment Reporting Disclosure [Line Items]
Additions to property, plant and equipment						3,368		1,876
Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Goodwill	29,533					29,533		27,312		26,100
Additions to property, plant and equipment						3,712		4,777
Nidec Copal
Segment Reporting Disclosure [Line Items]
Goodwill	16,462					16,462		16,462		16,462
Additions to property, plant and equipment						2,427		9,539
Nidec Tosok
Segment Reporting Disclosure [Line Items]
Goodwill	1,038					1,038		1,038		1,107
Additions to property, plant and equipment						9,432		5,814
Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Goodwill	6,561					6,561		6,561		6,561
Additions to property, plant and equipment						826		984
Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Goodwill	2,049					2,049		2,049		2,049
Additions to property, plant and equipment						3,549		5,144
Nidec Motor
Segment Reporting Disclosure [Line Items]
Goodwill	63,078					63,078		55,008		11,984
Additions to property, plant and equipment						4,134		3,594
Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Goodwill	7,318					7,318		6,385		4,737
Additions to property, plant and equipment						3,019		1,845
All others
Segment Reporting Disclosure [Line Items]
Goodwill	20,101					20,101		9,922		4,504
Additions to property, plant and equipment						5,015		7,712
Operating Segments
Segment Reporting Disclosure [Line Items]
Net sales						874,232		709,367		681,362
Operating income						82,880		33,574		74,829
Depreciation						44,406		38,422		32,530
Total assets	1,683,334					1,683,334		1,447,588
Operating Segments | NCJ
Segment Reporting Disclosure [Line Items]
Net sales						27,599		23,748		46,901
Operating income						4,865		(4,856)		7,497
Depreciation						921		917		995
Total assets	628,338					628,338		565,451
Operating Segments | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Net sales						67,623		63,349		64,226
Operating income						12,781		10,525		15,027
Depreciation						5,502		5,572		5,085
Total assets	116,476					116,476		91,784
Operating Segments | Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Net sales						18,017		21,109		26,430
Operating income						(243)		(2,689)		774
Depreciation						618		1,196		1,231
Total assets	12,112					12,112		13,897
Operating Segments | NIDC (formerly NCD)
Segment Reporting Disclosure [Line Items]
Net sales						1,940		3,648		4,269
Operating income						475		(409)		431
Depreciation						359		914		802
Total assets	20,763					20,763		24,159
Operating Segments | NILS (formerly NCS)
Segment Reporting Disclosure [Line Items]
Net sales						57,893		50,039		34,220
Operating income						709		1,115		781
Depreciation						197		133		70
Total assets	27,689					27,689		21,590
Operating Segments | NIHC (formerly NCH)
Segment Reporting Disclosure [Line Items]
Net sales						69,890		52,028		50,748
Operating income						483		146		359
Depreciation						6		7		6
Total assets	22,458					22,458		15,678
Operating Segments | NILF (formerly NCF)
Segment Reporting Disclosure [Line Items]
Net sales						19,573		14,707		15,326
Operating income						6,037		4,883		7,799
Depreciation						2,732		2,750		2,598
Total assets	49,569					49,569		37,084
Operating Segments | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Net sales						98,564		73,201		78,589
Operating income						10,392		4,181		7,414
Depreciation						4,102		3,773		3,715
Total assets	125,929					125,929		107,393
Operating Segments | Nidec Copal
Segment Reporting Disclosure [Line Items]
Net sales						47,023		49,627		51,124
Operating income						(1,323)		(3,192)		6,384
Depreciation						4,444		3,806		3,115
Total assets	55,166					55,166		62,376
Operating Segments | Nidec Tosok
Segment Reporting Disclosure [Line Items]
Net sales						36,854		31,090		33,358
Operating income						3,186		1,715		3,140
Depreciation						3,775		2,930		2,660
Total assets	50,221					50,221		43,566
Operating Segments | Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Net sales						31,295		26,845		29,098
Operating income						5,288		3,277		4,194
Depreciation						1,283		1,318		1,150
Total assets	42,115					42,115		38,684
Operating Segments | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Net sales						50,691		39,940		40,058
Operating income						6,671		4,168		4,591
Depreciation						2,573		1,890		1,491
Total assets	49,703					49,703		42,508
Operating Segments | Nidec Motor
Segment Reporting Disclosure [Line Items]
Net sales						175,854		119,093		83,999
Operating income						9,314		723		2,111
Depreciation						9,171		6,481		3,892
Total assets	197,315					197,315		178,429
Operating Segments | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Net sales						64,420		44,707		44,748
Operating income						5,334		3,447		3,126
Depreciation						2,186		1,470		1,423
Total assets	68,405					68,405		46,601
Operating Segments | All others
Segment Reporting Disclosure [Line Items]
Net sales						106,996		96,236		78,268
Operating income						18,911		10,540		11,201
Depreciation						6,537		5,265		4,297
Total assets	217,075					217,075		158,388
Unallocated Amount to Segment
Segment Reporting Disclosure [Line Items]
Net sales						877	[1]	(97)	[1]	958	[1]
Operating income						2,055	[2]	(17,606)	[2]	(3,072)	[2]
U.S. GAAP adjustments and Others
Segment Reporting Disclosure [Line Items]
Operating income						(1,133)	[3]	(537)	[3]	(1,476)	[3]
Depreciation						(4,921)	[4],[5]	(3,487)	[4],[5]	(1,019)	[4],[5]
Total assets	(57,147)	[6]				(57,147)	[6]	(7,682)	[6]
Business Intersegment, Eliminations
Segment Reporting Disclosure [Line Items]
Net sales						329,435		262,897		250,335
Operating income						1,266		2,167		2,789
Total assets	(626,822)					(626,822)		(579,766)
Business Intersegment, Eliminations | NCJ
Segment Reporting Disclosure [Line Items]
Net sales						138,354		108,282		100,064
Business Intersegment, Eliminations | Nidec Electronics (Thailand)
Segment Reporting Disclosure [Line Items]
Net sales						43,982		35,492		36,649
Business Intersegment, Eliminations | Nidec (Zhejiang)
Segment Reporting Disclosure [Line Items]
Net sales						5,011		2,977		3,617
Business Intersegment, Eliminations | NIDC (formerly NCD)
Segment Reporting Disclosure [Line Items]
Net sales						10,559		11,117		15,471
Business Intersegment, Eliminations | NILS (formerly NCS)
Segment Reporting Disclosure [Line Items]
Net sales						749		709		448
Business Intersegment, Eliminations | NIHC (formerly NCH)
Segment Reporting Disclosure [Line Items]
Net sales						1,339		1,734		1,162
Business Intersegment, Eliminations | NILF (formerly NCF)
Segment Reporting Disclosure [Line Items]
Net sales						29,266		25,682		24,390
Business Intersegment, Eliminations | Nidec Sankyo
Segment Reporting Disclosure [Line Items]
Net sales						312		300		396
Business Intersegment, Eliminations | Nidec Copal
Segment Reporting Disclosure [Line Items]
Net sales						2,318		2,093		2,318
Business Intersegment, Eliminations | Nidec Tosok
Segment Reporting Disclosure [Line Items]
Net sales						171		190		150
Business Intersegment, Eliminations | Nidec Copal Electronics
Segment Reporting Disclosure [Line Items]
Net sales						11		20		20
Business Intersegment, Eliminations | Nidec Techno Motor
Segment Reporting Disclosure [Line Items]
Net sales						4,041		3,143		952
Business Intersegment, Eliminations | Nidec Motor
Segment Reporting Disclosure [Line Items]
Net sales						80		154		30
Business Intersegment, Eliminations | Nidec Motors & Actuators
Segment Reporting Disclosure [Line Items]
Net sales						20,213		15,170		11,607
Business Intersegment, Eliminations | All others
Segment Reporting Disclosure [Line Items]
Net sales						¥ 73,029		¥ 55,834		¥ 53,061

[1]	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.
[2]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Main reclassification is income or loss from sales or disposals of fixed assets for the year ended March 31, 2012, 2013 and 2014.
[3]	Others is mainly from the amortization of identifiable intangible assets related to business combinations for the years ended March 31, 2012, 2013 and 2014.
[4]	Some leased assets are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[5]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation in consolidated statements of cash flows.
[6]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.